Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
7.	Leases

The Group has operating leases mainly for offices and warehouses. For the years ended December 31, 2023, 2024 and 2025, operating lease costs were RMB1,200,344, RMB2,095,867 and RMB2,590,320 (US$370,411), respectively; and short-term lease costs were RMB178,288, RMB118,554 and RMB140,766 (US$20,129), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the years ended December 31, 2023, 2024 and 2025.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized in the consolidated balance sheets was as below:

	As of December 31, 2025
	RMB	US$

2026	2,626,765	375,622
2027	1,523,265	217,824
2028	814,349	116,450
2029	515,815	73,761
2030 and after	143,762	20,558
Total undiscounted cash flows	5,623,956	804,215
Less: imputed interest	(245,161)	(35,058)
Present value of lease liabilities	5,378,795	769,157

As of December 31, 2025, the Company did not have any significant operating leases that had not yet commenced.

7.	Leases (Continued)

As of December 31, 2023, 2024 and 2025, the weighted average remaining lease term was 3.07 years, 3.09 years and 2.89 years, respectively, and the weighted average discount rate was 3.44%, 3.42% and 3.14% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Cash payments for operating leases	1,075,598	2,041,347	2,302,946	329,317
ROU assets obtained in exchange for new operating lease liabilities	3,918,460	2,968,352	2,279,851	326,014